Segment Analysis (Tables)	12 Months Ended
Mar. 31, 2026
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Segmental Results of Operations
For the fiscal year ended March 31, 2026:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total
	(In billions)
Consolidated gross profit (1)	¥1,253.4	¥1,555.6	¥1,550.9	¥697.8	¥(213.0)	¥4,844.7
General and administrative expenses	(407.9)	(1,134.6)	(1,063.4)	(228.5)	182.9	(2,651.5)
Others (2)	151.6	6.7	168.3	39.4	(228.3)	137.7

Consolidated net business profit	¥997.1	¥427.7	¥655.8	¥508.7	¥(258.4)	¥2,330.9

For the fiscal year ended March 31, 2025:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥931.3	¥1,377.3	¥1,344.9	¥636.6	¥(163.4)	¥4,126.7
General and administrative expenses	(328.1)	(1,110.3)	(903.3)	(196.0)	135.7	(2,402.0)
Others (2)	126.0	6.8	150.4	33.9	(322.5)	(5.4)

Consolidated net business profit	¥729.2	¥273.8	¥592.0	¥474.5	¥(350.2)	¥1,719.3

For the fiscal year ended March 31, 2024:

	Wholesale Business Unit	Retail Business Unit	Global Business Unit	Global Markets Business Unit	Head office account and others	Total

	(In billions)
Consolidated gross profit (1)	¥835.2	¥1,290.0	¥1,375.9	¥526.2	¥(288.5)	¥3,738.8
General and administrative expenses	(311.0)	(1,079.9)	(809.3)	(165.3)	114.9	(2,250.6)
Others (2)	107.9	5.6	78.3	29.0	(148.8)	72.0

Consolidated net business profit	¥632.1	¥215.7	¥644.9	¥389.9	¥(322.4)	¥1,560.2

(1)
Consolidated gross profit = (Interest income – Interest expenses) + Trust fees + (Fee and commission income – Fee and commission expenses) + (Trading income – Trading losses) + (Other operating income – Other operating expenses).

(2)
“Others” includes share of profit or loss of equity-method associates and joint ventures and cooperated profit and loss, that is, profit and loss double counted within the Group’s business segments in the managerial accounting.

Reconciliation of Segmental Results of Operations to Consolidated Income Statements
Reconciliation of Segmental Results of Operations to Consolidated Income Statements
The figures provided in the tables above are calculated by aggregating the figures used for management reporting under Japanese GAAP for each segment. The total amount of consolidated net business profit that is calculated by each segment based on the internal managerial data is reconciled to profit before tax reported in the consolidated financial statements under IFRS as shown in the following table:

	For the fiscal year ended March 31,
	2026	2025	2024

	(In billions)
Consolidated net business profit	¥2,330.9	¥1,719.3	¥1,560.2
Differences between management reporting and Japanese GAAP:
Total credit costs	(388.4)	(344.5)	(274.0)
Gains on equity instruments	446.1	509.8	249.8
Extraordinary gains or losses and others	(136.9)	(184.7)	(193.7)

Profit before tax under Japanese GAAP	2,251.7	1,699.9	1,342.3

Differences between Japanese GAAP and IFRS:
Scope of consolidation	8.4	8.1	7.4
Derivative financial instruments	(286.4)	(417.9)	(111.6)
Investment securities	(418.1)	(601.9)	(43.4)
Loans and advances	(71.7)	(103.0)	2.4
Investments in associates and joint ventures	80.2	14.0	(20.2)
Property, plant and equipment	(1.5)	(2.2)	22.7
Lease accounting	(0.4)	(2.2)	(1.9)
Defined benefit plans	(105.0)	(69.1)	(53.8)
Foreign currency translation	(55.3)	20.8	(32.2)
Classification of equity and liability	56.2	38.6	18.9
Others	96.9	69.1	77.2

Profit before tax under IFRS	¥1,555.0	¥654.2	¥1,207.8

Operating Income by Geographical Area
Information about Geographical Areas
The following table shows the total operating income in accordance with IFRS by the main geographical areas. The Group’s services are provided to domestic and foreign clients on a worldwide basis. These include transactions where SMBC’s branches in Japan may deal with customers located in foreign countries and where SMBC’s overseas branches may provide services to Japanese companies.
To identify income attributed to each geographical area for the purposes of this disclosure, they are aggregated based on the geographical location of the booking entity, with the assumption that transactions booked in booking entities are deemed to have occurred in their respective geographical areas.

	For the fiscal year ended March 31,
	2026	2025	2024
	(In millions)
Domestic (1) :
Japan	¥2,060,686	¥1,127,452	¥1,439,152

Total domestic	2,060,686	1,127,452	1,439,152

Foreign (1)(2) :
Americas	1,297,009	1,297,104	1,128,935
Europe and Middle East	571,901	329,834	395,059
Asia and Oceania	912,187	1,085,775	980,088

Total foreign	2,781,097	2,712,713	2,504,082

Total operating income (3)	¥4,841,783	¥3,840,165	¥3,943,234

(1)
The geographical segmentation is determined based on the degrees of the following factors: geographic proximity, similarity of economic activities and relationship of business activities among regions.

(2)
Americas includes the United States, Brazil, Canada and others; Europe and Middle East include the United Kingdom, Germany and others; Asia and Oceania include China, Singapore, Indonesia and others except Japan. Of the amounts presented above, ¥1,147,731 million, ¥1,163,328 million and ¥1,095,890 million were attributable to the United States for the fiscal years ended March 31, 2026, 2025 and 2024, respectively.

(3)
Total operating income comprises net interest income, net fee and commission income, net trading income (loss), net income from financial assets and liabilities at fair value through profit or loss, net investment income, net gains (losses) arising from derecognition of financial assets at amortized cost and other income.